Related Party Transactions (Details 1) - Debt 1 [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 368,960
Borrowed	150,000	300,000
Interest	239,284	130,472
Payments	(201,260)	(61,512)
Balance at ending	556,984	368,960
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	61,493
Borrowed		50,000
Interest	37,589	21,745
Payments	(33,543)	(10,252)
Balance at ending	65,539	61,493
Senior V P O F G R U [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	122,987
Borrowed		100,000
Interest	75,178	43,491
Payments	(67,087)	(20,504)
Balance at ending	131,078	122,987
Director [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	184,480
Borrowed		150,000
Interest	112,767	65,236
Payments	(100,630)	(30,756)
Balance at ending	196,617	184,480
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Borrowed	150,000
Interest	13,750
Payments
Balance at ending	$ 163,750